United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 3/31/08

Item 1.                      Schedule of Investments
Market Plus Core Fund

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--32.2%
		Federal Home Loan Mortgage Corp.--28.7%
$5,292,963		Federal Home Loan Mortgage Corp., 5.439%, 12/1/2035	$5,393,925
2,145,818		Federal Home Loan Mortgage Corp., 5.612%, 5/1/2037	2,190,028
3,954,496		Federal Home Loan Mortgage Corp., 5.614%, 6/1/2036	4,020,342
		TOTAL	11,604,295
		Federal National Mortgage Association--3.5%
306,380		Federal National Mortgage Association, 3.970%, 5/1/2033	305,931
118,530		Federal National Mortgage Association, 5.330%, 5/1/2036	119,570
954,803		Federal National Mortgage Association, 5.420%, 4/1/2036	962,468
24,182		Federal National Mortgage Association, 5.600%, 4/1/2035	24,637
20,976		Federal National Mortgage Association, 6.440%, 6/1/2035	21,070
		TOTAL	1,433,676
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,833,313)	13,037,971
		ASSET-BACKED SECURITIES--9.0%
		Auto Receivables--2.5%
320,000		Americredit Prime Automobile Receivables Trust 2007-2M A2B, 3.438%, 11/08/2010	319,036
275,000		Carmax Auto Owner Trust Series 2007-3 A3B, 3.217%, 12/15/2011	270,101
437,173		Harley-Davidson Motorcycle Trust 2004-1, 2.530%, 11/15/2011	435,452
		TOTAL	1,024,589
		Home Equity Loan--4.1%
14,894		Ace Securities Corp. 2006-HE2, 2.658%, 5/25/2036	14,876
16,196		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 2.948%, 7/25/2035	14,977
137,953		Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5, 2.868%, 6/25/2035	134,370
300,000		Capital One Multi-Asset Execution Trust 2004-B6, 4.150%, 7/16/2012	292,509
17,074		Centex Home Equity 2005-D AV2, 2.868%, 10/25/2035	16,947
158,339		First Franklin Mortgage Loan Asset Backed Certificates 2006-FFH1, 2.728%, 1/25/2036	157,077
49,200		GSAA Home Equity Trust 2005-15 1A2, 2.978%, 1/25/2036	38,291
75,000		GSAA Home Equity Trust 2005MTR1 A3, 2.908%, 10/25/2035	63,820
51,877		GSAMP Trust 2005-SEA2 A1, 2.949%, 1/25/2045	46,160
73,403		Merrill Lynch Mortgage Investors Trust 2005-WMC2, 2.858%, 4/25/2036	71,155
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 3.278%, 11/25/2034	244,044
147,339		Morgan Stanley ABS Capital I 2005-HE3, 2.978%, 7/25/2035	143,081
270,326		Morgan Stanley ABS Capital I 2005-WMC4 M1, 3.008%, 4/25/2035	222,213
66,944		Nomura Home Equity Loan Inc 2006-HE2 A1, 2.658%, 3/25/2036	66,592
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 2.928%, 2/25/2035	64,192
53,599		Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 2.858%, 11/25/2035	53,355
		TOTAL	1,643,659
		Non-Agency Mortgage--2.4%
428,558		Countrywide Alternative Loan Trust 2007-OA9 A2, 2.948%, 6/25/2047	289,807
32,106		Harborview Mortgage Loan Trust 2006-1 2A1A, 2.798%, 3/19/2037	25,019
469,102		Harborview Mortgage Loan Trust 2007-1, 2.728%, 4/19/2038	362,556
500,000	[1,2]	KLIO Funding Ltd. 2004-1A A1, 3.645%, 4/23/2039	225,549
70,363		Washington Mutual 2003-S4 1A3, 3.098%, 6/25/2018	68,825
22,942		Washington Mutual 2005-AR17 A-1A1, 2.868%, 12/25/2045	16,350
		TOTAL	988,106
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,277,294)	3,656,354
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.9%
		Federal Home Loan Mortgage Corp.--0.4%
96,943		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 3.418%, 6/15/2029	95,845
66,712		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 3.268%, 12/15/2031	65,712
		TOTAL	161,557
		Federal National Mortgage Association--3.2%
100,000		Federal National Mortgage Association REMIC 0287A FB, 3.109%, 10/25/2031	98,767
134,912		Federal National Mortgage Association REMIC 1993-179 FJ, 3.775%, 10/25/2023	136,136
39,500		Federal National Mortgage Association REMIC 1993-247 FM, 5.170%, 12/25/2023	39,987
1,015,904		Federal National Mortgage Association REMIC 2002-25 FX, 3.599%, 4/25/2032	1,019,086
		TOTAL	1,293,976
		Non-Agency Mortgage--3.3%
377,328		Citigroup Mortgage Loan Trust, 2004UST1 A2, 5.951%, 8/25/2034	371,030
280,031		Washington Mutual 2006-AR1 2A1B, 5.396%, 1/25/2046	186,750
379,060		Washington Mutual 2006-AR15 1A, 5.166%, 11/25/2046	251,430
297,013		Washington Mutual 2006-AR17 1A, 5.146%, 12/25/2046	200,164
176,246		Washington Mutual 2002-AR6 A, 5.726%, 6/25/2042	153,520
360,973		Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 DA1C, 2.918%, 4/25/2047	177,079
		TOTAL	1,339,973
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,350,030)	2,795,506
		CORPORATE BONDS--18.1%
		Communications - Telecom Wireless--1.4%
600,000		Vodafone Group PLC, Note, 3.369%, 2/27/2012	562,699
		Communications - Telecom Wirelines--1.8%
50,000		SBC Communications, Inc., 3.277%, 11/14/2008	50,064
300,000		Telecom Italia Capital, Note, 3.719%, 2/01/2011	276,265
400,000		Telefonica SA, Floating Rate Note, 2.841%, 6/19/2009	389,667
		TOTAL	715,996
		Consumer Cyclical - Entertainment--1.2%
515,000		Time Warner, Inc., Floating Rate Note, 3.300%, 11/13/2009	496,448
		Energy - Independent--0.7%
280,000		Anadarko Petroleum Corp., Floating Rate Note, 3.200%, 9/15/2009	274,798
		Financial Institution - Banking--9.5%
900,000		Chase Manhattan Corp., Company Guarantee, 3.739%, 2/01/2027	705,821
900,000		Nationsbank Capital Trust, Bond, 4.807%, 1/15/2027	691,363
40,000		Popular North America, Inc., 5.046%, 4/06/2009	38,987
1,100,000		State Street Capital Trust IV, 3.800%, 6/15/2037	824,449
900,000		Wachovia Capital Trust II, Company Guarantee, 4.757%, 1/15/2027	840,403
900,000		Wells Fargo Capital II, Company Guarantee, 3.751%, 1/30/2027	758,476
		TOTAL	3,859,499
		Financial Institution - Brokerage--1.2%
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 3.296%, 9/29/2014	42,773
400,000		Lehman Brothers Holdings, Inc., 2.648%, 12/23/2008	386,628
50,000		Morgan Stanley Group, Inc., 4.201%, 1/18/2011	46,415
		TOTAL	475,816
		Financial Institution - Finance Noncaptive--1.0%
310,000		CIT Group, Inc., Sr. Note, 3.320%, 2/13/2012	223,448
250,000	[1,2]	Capmark Financial Group, Inc., Unsecd. Note, 3.746%, 5/10/2010	165,690
		TOTAL	389,138
		Financial Institution - Insurance – P&C--1.3%
30,000		CNA Financial Corp., 6.500%, 8/15/2016	30,385
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 3.950%, 12/15/2065	518,795
		TOTAL	549,180
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,376,738)	7,323,574
		MORTGAGE-BACKED SECURITIES--17.9%
		Federal Home Loan Mortgage Corp.--13.5%
1,773,310		Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036	1,861,236
625,231		Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021	644,518
2,872,028		Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021	2,960,623
		TOTAL	5,466,377
		Federal National Mortgage Association--4.4%
423,020		Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036	444,457
1,271,673		Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036	1,336,116
		TOTAL	1,780,573
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,094,340)	7,246,950
		U.S. TREASURY—13.0%
		Treasury Securities—13.0%
835,515		U.S. Treasury Inflation-Protected Note, Series D-2010, 0.875%, 4/15/2010	854,967
4,400,000	[3,4]	United States Treasury Bill, 1.32%, 7/24/2008	4,380,637
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,170,933)	5,235,604
		MUTUAL FUND—3.9%
1,596,906	[5,6]	Prime Value Obligations Fund, Institutional Shares, 3.25% (AT NET ASSET VALUE)	1,596,906
		TOTAL INVESTMENTS—101.0%[7] (IDENTIFIED COST $42,699,554)	40,892,865
		OTHER ASSETS AND LIABILITIES – NET—(1.0)%[8]	(423,488)
		TOTAL NET ASSETS—100%	$40,469,377

At March 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9S&P 500 Index Long Futures	6	$1,986,000	June 2008	$44,280
9S&P Mini 500 Index Long Futures	4	$264,800	June 2008	$5,870
9U.S. Treasury Notes 2 Year Short Futures	40	$8,586,250	June 2008	$(60,768)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(10,618)

At March 31, 2008, the Fund had the following open swap contracts:
Total Return Swap Counterparty	Reference Index	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	S&P 500 Total Return	Buy	3.00%	09/08/2008	$30,599,596	$ (106,551)
Merrill Lynch International	S&P 500 Total Return	Buy	4.54313%	10/06/2008	$8,276,053	$ (568,189)
TOTAL UNREALIZED DEPRECIATION ON SWAP CONTRACTS	$(674,740)

Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $910,034, which represented 2.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2008, these liquid restricted securities amounted to $910,034, which represented 2.2% of total net assets.

3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7
At March 31, 2008, the cost of investments for federal tax purposes was $42,699,554. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $1,806,689.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $452,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,259,146.

8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,596,906	$(10,618)
Level 2 – Other Significant Observable Inputs	$39,295,959	$(674,740)
Level 3 – Significant Unobservable Inputs	0	0
Total	$40,892,865	$(685,358)

* Other financial instruments include futures and swap contracts.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008